FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis assumptions (Details)	12 Months Ended
Dec. 31, 2021
Probable | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	10.06%
Probable | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	17.78%
Probable | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	9.15%
Probable | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	5.5805
Probable | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	6.3208
25% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	12.58%
25% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	22.23%
25% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	11.44%
25% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	6.9756
25% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	7.9128
50% depreciation | IPCA
Sensitivity analysis assumptions
Risk Variable (as a percent)	15.09%
50% depreciation | IGPM
Sensitivity analysis assumptions
Risk Variable (as a percent)	26.67%
50% depreciation | CDI
Sensitivity analysis assumptions
Risk Variable (as a percent)	13.73%
50% depreciation | US Dollar
Sensitivity analysis assumptions
Risk Variable Ratio	8.3708
50% depreciation | Euro
Sensitivity analysis assumptions
Risk Variable Ratio	9.4954